EQUITY-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
EQUITY-BASED COMPENSATION
EQUITY-BASED COMPENSATION

13.    EQUITY-BASED COMPENSATION

Currently, we have nine equity-based employee compensation plans, Wheels Up Partners Holdings LLC Equity Incentive Plan (“MIP Plan”), Wheels Up Partners Holdings LLC Equity Incentive Plan II (“MIP Plan II”), Wheels Up Partners Holdings LLC Equity Incentive Plan III (“MIP Plan III”), Wheels Up Partners Holdings LLC Equity Incentive Plan IV (“MIP Plan IV”), and Wheels Up Partners Holdings LLC Equity Incentive Plan V (“MIP Plan V”), Wheels Up Partners Holdings LLC Equity Incentive Plan VI (“MIP Plan VI”), Wheels Up Partners Holdings LLC Equity Incentive Plan VII (“MIP Plan VII”) and Wheels Up Partners Holdings LLC Equity Incentive Plan VIII (“MIP Plan VIII”), which is the management incentive plan and Wheels Up Partners Holdings LLC Option Plan, which is the stock option plan. As of June 30, 2021, grants can only be made under MIP Plan VIII and the stock option plan.

Management Incentive Plan

As of June 30, 2021, the board of directors had authorized and issued an aggregate of 68.0 million profits interests in Wheels Up MIP PI LLC, under the management incentive plan.

The following table summarizes the profits interests activity under the management incentive plan as of June 30, 2021:

		Weighted-
	Number of	Average Grant
	Profits Interests	Date Fair Value
	(in thousands)
Outstanding profits interests as of January 1, 2021	63,022	$0.19
Granted	—	—
Expired/forfeited	—	—
Outstanding profits interests as of June 30, 2021	63,022	$0.19

The weighted-average remaining contractual term as of June 30, 2021 for profits interests outstanding was approximately 6.4 years.

The following table summarizes the status of non-vested profits interests as of June 30, 2021:

		Weighted-
	Number of	Average Grant
	Profits Interests	Date Fair Value
	(in thousands)
Non-vested profits interests as of January 1, 2021	27,394	$0.13
Granted	—	—
Vested	(6,002)	0.13
Forfeited	—	—
Non-vested profits interests as of June 30, 2021	21,392	$0.13

The total unrecognized compensation cost related to non-vested profits interests was $2.6 million as of June 30, 2021 and is expected to be recognized over a weighted-average period of 3.4 years. The total fair value of vested profits interests amounted to $0.8 million for the six months ended June 30, 2021.

As of June 30, 2021, under MIP Plan VII, the board of directors authorized and issued to certain Wheels Up employees an aggregate of 10.1 million restricted interests in Wheels Up MIP RI LLC.

The following table summarizes the restricted interests activity under the management incentive plan as of June 30, 2021:

		Weighted-
	Number of	Average Grant
	Restricted Interests	Date Fair Value
	(in thousands)
Outstanding restricted interests as of January 1, 2021	10,127	$1.83
Granted	—	—
Expired/forfeited	—	—
Outstanding restricted interests as of June 30, 2021	10,127	$1.83

The weighted-average remaining contractual term as of June 30, 2021 for restricted interests outstanding was approximately 8.5 years.

The following table summarizes the status of non-vested restricted interests as of June 30, 2021:

Weighted-
	Number of	Average Grant
	Restricted Interests	Date Fair Value
(in thousands)
Non-vested restricted interests as of January 1, 2021	10,127	$1.83
Granted	—	—
Vested	—	—
Forfeited	—	—
Non-vested restricted interests as of June 30, 2021	10,127	$1.83

The total unrecognized compensation cost related to non-vested restricted interests was $18.3 million as of June 30, 2021. Restricted interests are time and performance-based awards that vest with a change in control or initial public offering. We determined the performance condition for these awards is not probable of being achieved until a change in control or initial public offering actually occurs. As a result, we have not recorded any compensation cost related to restricted interests as of June 30, 2021. We started recording compensation cost for restricted interests on July 13, 2021, which is the date the merger with Aspirational was completed (see Note 15).

Stock Option Plan

As of June 30, 2021, the number of stock options authorized and issued in aggregate by the board of directors under the stock option plan was 38.0 million.

The following table summarizes the activity under the stock option plan as of June 30, 2021:

		Weighted-	Weighted-
	Number of	Average Exercise	Average Grant
	Stock Options	Price	Date Fair Value
	(in thousands)
Outstanding stock options as of January 1, 2021	35,324	$3.46	$0.54
Granted	—	—	—
Exercised	—	—	—
Expired/forfeited	(151)	3.24	0.27
Outstanding stock options as of June 30, 2021	35,173	$3.46	$0.54
Exercisable stock options as of June 30, 2021	19,851	$3.32	$0.36

The aggregate intrinsic value as of June 30, 2021 for stock options that were outstanding and exercisable was $0.

The weighted-average remaining contractual term as of June 30, 2021 for stock options that were outstanding and exercisable was approximately 7.9 years and 8.0 years, respectively.

The following table summarizes the status of non-vested stock options as of June 30, 2021:

		Weighted-
	Number of	Average Grant
	Stock Options	Date Fair Value
	(in thousands)
Non-vested stock options as of January 1, 2021	23,840	$0.64
Granted	—	—
Vested	(10,278)	0.38
Forfeited	(151)	0.27
Non-vested stock options as of June 30, 2021	13,411	$0.84

The total unrecognized compensation cost related to non-vested stock options was $12.3 million as of June 30, 2021 and is expected to be recognized over a weighted-average period of 3.1 years. The total fair value of stock options vested approximated $3.9 million for the six months ended June 30, 2021.

Compensation expense for profits interests recognized in the consolidated statements of operations was $0.2 million and $0.5 million for the three and six months ended June 30, 2021, respectively, and $0.3 million and $0.5 million for the three and six months ended June 30, 2020, respectively.

Compensation expense for restricted interests recognized in the consolidated statements of operations was $0 for the three and six months ended June 30, 2021 and $0 for the three and six months ended June 30, 2020.

Compensation expense for stock options recognized in the consolidated statements of operations was $1.1 million and $2.3 million for the three and six months ended June 30, 2021, respectively, and $0.4 million and $0.9 million for the three and six months ended June 30, 2020, respectively.

The following table summarizes equity-based compensation expense recognized by consolidated statement of operations line item (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Cost of revenue	$49	$58	$100	$117
Technology and development	93	106	187	213
Sales and marketing	216	277	452	553
General and administrative	990	331	2,023	473
Total equity-based compensation expense	$1,348	$772	$2,762	$1,356

14.    EQUITY-BASED COMPENSATION

Wheels Up limited liability company agreement has historically allowed for the issuance of equity interests of Wheels Up to its employees. Currently, we have nine equity-based employee compensation plans, the Wheels Up Partners Holdings LLC Equity Incentive Plan (“MIP Plan”), the Wheels Up Partners Holdings LLC Equity Incentive Plan II (“MIP Plan II”), the Wheels Up Partners Holdings LLC Equity Incentive Plan III (“MIP Plan III”), the Wheels Up Partners Holdings LLC Equity Incentive Plan IV (“MIP Plan IV”), the Wheels Up Partners Holdings LLC Equity Incentive Plan V (“MIP Plan V”), the Wheels Up Partners Holdings LLC Equity Incentive Plan VI (“MIP Plan VI”), the Wheels Up Partners Holdings LLC Equity Incentive Plan VII (“MIP Plan VII”) and the Wheels Up Partners Holdings LLC Equity Incentive Plan VIII (“MIP Plan VIII”), which is the management incentive plan and Wheels Up Partners Holdings LLC Option Plan, which is the stock option plan. No further grants can be made under MIP Plan, MIP Plan II, MIP Plan III, MIP Plan IV, MIP Plan V, MIP Plan VI, and MIP Plan VII. There is an aggregate of 18.2 million shares authorized for issuance under MIP Plan VIII. As of December 31, 2020, there are no shares available for future issuance.

Management Incentive Plan

In March 2014, we established a management incentive plan, which provides for the issuance of profits interests, restricted or unrestricted, to employees, consultants and other qualified persons. As of December 31, 2020, the board of directors had authorized various issuances at various dates of up to an aggregate of approximately 68.0 million profits interests under the management incentive plan. The issuance of profits interests dilutes the ownership of each class of common and preferred interest holders above the participation threshold value at which the said interest holders were granted.

Wheels Up employees, consultants, and other qualified persons were granted profits interests in Wheels Up MIP LLC (“MIP LLC”) in each year between 2014 and 2020, excluding 2017. MIP LLC is a special purpose entity formed specifically to issue profits interests and to allow qualified individuals to share in the income and equity growth of Wheels Up. Each time MIP LLC issues a profits interest to a qualified individual, we issue a related profits interest in Wheels Up to MIP LLC so that the value of each MIP LLC profits interest mirrors that of its related Wheels Up profits interest. The related Wheels Up interests in MIP LLC consist of common interests in Wheels Up that have been designated as profits interests, so that the MIP LLC interest holders share in the growth of Wheels Up along with our common and preferred interest holders.

Holders of the profits interests have the right to participate in distributions attributable to the income and growth of Wheels Up above a value at various participation thresholds based on the fair market value of the interests on the date of grant as determined by the board of directors. Generally, the profits interests granted vest over a four-year service period, though vesting may be determined by the board of directors on a grant-by-grant basis.

The following table summarizes the profits interests authorized and issued in MIP LLC and the related participation thresholds (in thousands):

		Authorized and
	Participation	Issued
Grant Date	Threshold	Profits Interests
November 3, 2014	$133,233	8,000
May 18, 2015	185,000	1,523
September 11, 2015	350,000	7,000
December 22, 2016	521,637	15,250
April 17, 2018	692,500	3,920
May 21, 2018	692,500	1,000
October 23, 2018	692,500	4,769
April 30, 2019	692,500	3,988
October 4, 2019	756,000	250
December 11, 2019	884,445	3,725
April 29, 2020	1,323,174	15,227
November 25, 2020	1,500,000	2,985
December 31, 2020	1,597,729	400
		68,037

In December 2019, under MIP Plan VII, certain members of the Wheels Up senior executive team were granted 9.4 million restricted interests in Wheels Up MIP RI LLC (“MIP RI LLC”). In November 2020, under MIP Plan VIII, there was an additional grant to certain Wheels Up senior executives of 0.7 million restricted interests. As of December 31, 2020, the aggregate number of restricted interests authorized and issued in MIP RI LLC by the board of directors under the management incentive plan was 10.1 million. MIP RI LLC is a special purpose entity formed specifically to issue restricted interests and to allow qualified individuals to share in the income and equity growth of Wheels Up. Each time MIP RI LLC issues a restricted interest to a qualified individual, we issue a related restricted interest in Wheels Up to MIP RI LLC so that the value of each MIP RI LLC restricted interest mirrors that of its related Wheels Up restricted interest. The related Wheels Up interests in MIP RI LLC consist of common interests in Wheels Up that have been designated as restricted interests, so that the MIP RI LLC interest holders share in the growth of Wheels Up along with our common and preferred interest holders.

Holders of the restricted interests have the right to participate in distributions attributable to the income and growth of Wheels Up. The purchase price of the restricted interests is $0 and there is no participation threshold. The restricted interests granted vest when both of the following conditions exist: (i) ratably over a four-year service period and (ii) upon the first to occur of (A) a change of control and (B) the later to occur of (1) six months after an initial public offering and (2) 30 days after the expiration of any applicable lock-up period in connection with an initial public offering. The ability for restricted interests to also vest if Wheels Up has an initial public offering is different from stock options and profits interests. The board of directors has determined that for purposes of vesting of the restricted interests, an initial public offering would include the consummation of a transaction with a publicly listed and traded special-purpose acquisition company following which the equity interests of Wheels Up would become listed on a stock exchange or otherwise become publicly traded.

Stock Option Plan

In December 2016, we established a stock option plan, which provides for the issuance of stock options to purchase common interests in Wheels Up at an exercise price based on the fair market value of the interests on the date of grant as established by the board of directors. Generally, stock options granted vest over a four-year service period and expire on the tenth anniversary of the grant date. As of December 31, 2020, the number of stock options authorized and issued in aggregate by the board of directors under the stock option plan was 38.1 million.

Fair Value Estimates

We estimate fair value to measure compensation cost of the profits interests, restricted interests, and stock options on the date of grant using techniques that are considered to be consistent with the objective of measuring fair value. In selecting the appropriate technique, management considers, among other factors, the nature of the instrument, the market risks that it embodies, and the expected means of settlement. We generally use the Black Scholes option-pricing model, that embodies all of the requisite assumptions, including expected trading volatility, expected term, risk-free interest rate, and expected dividend yield, necessary to fair value an award.

Estimating fair values of the profits interests, restricted interests and stock options requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external factors. In addition, option-pricing models are highly volatile and sensitive to changes.

The following table summarizes the profits interests activity under the Wheels Up management incentive plan as of December 31, 2020:

		Weighted-
	Number of	Average Grant
	Profits Interests	Date Fair Value
	(in thousands)
Outstanding profits interests as of January 1, 2020	45,313	$0.19
Changes during the year:
Granted	18,612	0.19
Expired/forfeited	(903)	0.20
Outstanding profits interests as of December 31, 2020	63,022	$0.19

The weighted-average remaining contractual term as of December 31, 2020 for profits interests outstanding was approximately 6.9 years.

The following table summarizes the status of non-vested profits interests as of December 31, 2020:

		Weighted-
	Number of	Average Grant
	Profits Interests	Date Fair Value
	(in thousands)
Non-vested profits interests as of January 1, 2020	16,294	$0.06
Granted	18,612	0.19
Vested	(6,609)	0.10
Forfeited	(903)	0.20
Non-vested profits interests as of December 31, 2020	27,394	$0.13

The total unrecognized compensation cost related to non-vested profits interests was $3.3 million as of December 31, 2020 and is expected to be recognized over a weighted-average period of 3.4 years. The weighted-average grant date fair value of profits interests granted was $0.19, $0.03, and $0.02 for the years ended December 31, 2020, 2019 and 2018, respectively. The total fair value of vested profits interests amounted to $0.7 million, $1.0 million, and $1.3 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The following table summarizes the restricted interests activity under the Wheels Up management incentive plan as of December 31, 2020:

	Number of	Weighted-
	Restricted	Average Grant
	Interests	Date Fair Value
	(in thousands)
Outstanding restricted interests as of January 1, 2020	9,387	$1.80
Changes during the year:
Granted	740	2.25
Expired/forfeited	—	—
Outstanding restricted interests as of December 31, 2020	10,127	$1.83

The weighted-average remaining contractual term as of December 31, 2020 for restricted interests outstanding was approximately 9.0 years.

The following table summarizes the status of non-vested restricted interests as of December 31, 2020:

	Number of	Weighted-
	Restricted	Average Grant
	Interests	Date Fair Value
	(in thousands)
Non-vested restricted interests as of January 1, 2020	9,387	$1.80
Granted	740	2.25
Vested	—	—
Forfeited	—	—
Non-vested restricted interests as of December 31, 2020	10,127	$1.83

The total unrecognized compensation cost related to non-vested restricted interests was $18.6 million as of December 31, 2020. The weighted-average grant date fair value of restricted interests granted was $2.25, $1.80 and $0 for the years ended December 31, 2020, 2019 and 2018, respectively. The total fair value of vested restricted interests amounted to $0 for each of the years ended December 31, 2020, 2019 and 2018. Restricted interests are time and performance-based awards that vest with a change in control or initial public offering. We determined the performance condition for these awards is not probable of being achieved until a change in control or initial public offering actually occurs. As a result, we have not recorded any compensation cost related to restricted interests.

The following table summarizes the activity under the Wheels Up stock option plan as of December 31, 2020:

		Weighted-	Weighted-
	Number of	Average Exercise	Average Grant
	Stock Options	Price	Date Fair Value
	(in thousands)
Outstanding stock options as of January 1, 2020	21,910	$3.31	$0.32
Changes during the year:
Granted	14,740	3.65	0.84
Exercised	—	—	—
Expired/forfeited	(1,421)	3.13	0.29
Outstanding stock options as of December 31, 2020	35,229	$3.46	$0.54
Exercisable stock options as of December 31, 2020	9,453	$3.25	$0.32

The aggregate intrinsic value as of December 31, 2020 for stock options that were outstanding and exercisable was $0.

The weighted-average remaining contractual term as of December 31, 2020 for stock options that were outstanding and exercisable was approximately 8.8 years and 7.5 years, respectively.

The following table summarizes the status of non-vested stock options as of December 31, 2020:

		Weighted-
	Number of Stock	Average Grant
	Options	Date Fair Value
	(in thousands)
Non-vested stock options as of January 1, 2020	15,454	$0.33
Granted	14,740	0.84
Vested	(4,933)	0.36
Forfeited	(1,421)	0.29
Non-vested stock options as of December 31, 2020	23,840	$0.64

The total unrecognized compensation cost related to non-vested stock options was $14.7 million as of December 31, 2020 and is expected to be recognized over a weighted-average period of 3.6 years. The weighted-average grant date fair value of stock options granted was $0.84, $0.36, and $0.27 for the years ended December 31, 2020, 2019 and 2018, respectively. The total fair value of stock options vested approximated $1.8 million, $0.9 million, and $0.8 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The following table summarizes the significant assumptions used in the Black Scholes option-pricing model to estimate the fair value on the date of grant:

	2020	2019	2018
Expected term (in years)	7	7	7
Expected volatility	44% – 47%	32% – 35%	32%
Weighted-average volatility	46%	35%	32%
Risk-free rate	0.4% – 0.7%	1.4% – 2.8%	2.8%
Expected dividend rate	0%	0%	0%

The profits interests, restricted interests and stock options valuation was determined using Level 3 inputs. The expected seven-year term was estimated using the midpoint of the four-year service period and the ten-year contractual term of the awards, due to our non-public company history. As our common interests are not actively traded, expected volatility was estimated based on the historical volatilities of publicly traded companies within the airline industry and certain comparable travel technology companies. We use the published yields for zero-coupon U.S. Treasury notes to determine the risk-free interest rate. The expected dividend yield is zero as we have never paid and do not currently anticipate paying any cash dividends.

The exercise price is based on the stated participation threshold for the profits interests and not less than the fair value of the award on the date of grant. Application of alternative assumptions could produce significantly different estimates of the fair value of equity-based compensation and consequently, the related amounts recognized in the consolidated statements of operations.

Compensation expense for profits interests recognized in the consolidated statements of operations was $1.1 million, $0.9 million, and $1.3 million for the years ended December 31, 2020, 2019 and 2018, respectively. Compensation expense for restricted interests recognized in the consolidated statements of operations was $0 for each of the years ended December 31, 2020, 2019 and 2018. Compensation expense for stock options recognized in the consolidated statements of operations was $2.2 million, $1.0 million, and $1.0 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The following table summarizes equity-based compensation expense recognized by consolidated statement of operations line item (in thousands):

	Year Ended December 31,
	2020	2019	2018
Cost of revenue	$293	$455	$240
Technology and development	445	449	237
Sales and marketing	1,055	723	1,147
General and administrative	1,549	255	665
Total equity-based compensation expense	$3,342	$1,882	$2,289